Shareholder Fees - FidelitySAITotalBondFund-PRO	Oct. 30, 2024 USD ($)
FidelitySAITotalBondFund-PRO | Fidelity SAI Total Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none